Provisions - Amounts recognized (Details) - Defined benefit plans - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	$ 222	$ 260	$ 273
Interest cost (net)	569	475	442
Other	251	252	256
Total defined benefit expenses recognized in the consolidated income statements	$ 1,042	$ 987	$ 971